Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets		¥ 16,322,100	¥ 15,289,385	¥ 14,280,684
Total Liabilities		12,297,490	11,674,118
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		534,868	566,466
Total Liabilities		369,868	377,935
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	892,174	891,063
Total Liabilities	[1]	387,333	398,956
Assets which are pledged as collateral	[2]	534,868	566,466
Commitments	[3]	119,668	100,439
Liquidating customer assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	1,657	1,907
Total Liabilities	[1]	1	1
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	51,654	55,456
Total Liabilities	[1]	10,461	13,060
Assets which are pledged as collateral	[2]	16,434	15,596
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	5,043	664
Total Liabilities	[1]	29	7
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	217,715	180,569
Total Liabilities	[1]	117	399
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	77,566	62,340
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	213,615	224,949
Total Liabilities	[1]	165,062	155,706
Assets which are pledged as collateral	[2]	213,615	224,949
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	497	548
Total Liabilities	[1]	1,015	1,106
Assets which are pledged as collateral	[2]	497	548
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	236,715	258,396
Total Liabilities	[1]	156,000	164,813
Assets which are pledged as collateral	[2]	181,610	187,892
Commitments	[3]	42,102	38,099
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	165,278	168,574
Total Liabilities	[1]	54,648	63,864
Assets which are pledged as collateral	[2]	122,712	137,481
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.